Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value of Financial Assets and Liabilities [Abstract]
Schedule of Financial Assets and Liabilities	Below is a comparison between the value at which the Bank’s financial assets and liabilities are recorded and their fair value as of December 31, 2023 and 2022:
	As of December 31,
	2023		2022
	Book value	Fair value	Book value	Fair value
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	10,119,486	10,119,486	11,672,960	11,672,960
Debt financial instruments	98,308	98,308	154,046	154,046
Financial assets at FVOCI
Debt financial instrument	4,536,025	4,536,025	5,880,733	5,880,733
Other financial instruments	105,257	105,257	142,306	142,306
Financial derivative contracts for hedge accounting	605,529	605,529	477,762	477,762
Financial assets at amortised cost
Debt financial instruments	8,176,895	7,927,729	4,867,591	4,496,503
Interbank loans	68,438	68,438	32,991	32,918
Loans and account receivable from customers	39,593,457	39,134,700	38,696,410	39,181,962
Guarantee deposits (margin accounts)	2,338,900	2,338,900	2,442,325	2,442,325

Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	9,521,575	9,521,575	11,319,320	11,319,320
Financial derivative contracts for accounting hedges	2,466,767	2,466,767	2,788,794	2,788,794
Financial liabilities at amortised cost
Deposits and other demand liabilities	13,537,826	13,537,826	14,086,226	14,086,226
Time deposits and other time liabilities	16,137,942	16,326,525	12,978,790	13,117,554
Interbank borrowings	10,366,499	10,190,640	8,864,765	8,223,783
Issued debt instruments	8,001,045	7,751,672	7,165,893	6,871,028
Other financial liabilities	296,273	296,273	292,995	292,995
Regulatory capital financial instruments	1,813,938	1,825,819	1,733,869	2,459,632
Guarantees received (margin accounts)	1,081,226	1,081,226	1,017,968	1,017,968

Schedule of Assets and Liabilities on Recurrent Basis	The following table presents the assets and liabilities that are measured at fair value on a recurrent basis:
	Fair value measurement
As of December 31,	2023	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	10,119,486	-	10,119,486	-
Debt financial instruments	98,308	98,308	-	-
Financial assets at FVOCI
Debt financial instrument	4,536,025	4,528,915	6,656	454
Other financial instruments	105,257			105,257
Financial derivative contracts for hedge accounting	605,529	-	605,529	-
Guarantee deposits (margin accounts)	2,238,900	-	2,238,900	-
Total	17,703,505	4,627,223	12,970,571	105,711
Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	9,521,575	-	9,521,575	-
Financial derivative contracts for accounting hedges	2,466,767	-	2,466,767	-
Guarantees received (margin accounts)	1,081,226	-	1,081,226	-
Total	13,069,568	-	13,069,568	-
	Fair value measurement
As of December 31,	2022	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	11,672,960	-	11,672,922	38
Debt financial instruments	154,046	154,046	-	-
Financial assets at FVOCI
Debt financial instrument	5,880,733	5,870,407	9,894	432
Other financial instruments	142,306	-	-	142,306
Financial derivative contracts for hedge accounting	477,762	-	477,762	-
Guarantee deposits (margin accounts)	2,442,327		2,442,327	-
Total	20,770,134	6,024,453	14,602,905	142,776
Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	11,319,320	-	11,319,320	-
Financial derivative contracts for accounting hedges	2,788,794	-	2,788,794	-
Guarantees received (margin accounts)	1,017,968	-	1,017,968	-
Total	15,126,082	-	15,126,082	-

Schedule of Assets or Liabilities Which Are Not Measured At Fair Value	The following table presents assets or liabilities which are not measured at fair value in the statements of financial position but for which the fair value is disclosed:
	Fair value measurement
As of December 31,	2023	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets at amortised cost
Debt financial instruments	7,927,729	7,927,729	-
Interbank loans	68,438	-	-	68,438
Loans and account receivable from customers	39,134,700	-	-	39,134,700
Total	47,132,078	7,927,729	-	39,204,349
Liabilities
Financial liabilities at amortised cost
Deposits and other demand liabilities	13,537,826	-		13,537,826
Time deposits and other time liabilities	16,326,525	-	16,326,525	-
Interbank borrowings	10,190,640	-	10,190,640	-
Issued debt instruments	7,751,672	-	7,751,672	-
Other financial liabilities	296,273	-	296,273	-
Regulatory capital financial instruments	1,825,819	-	1,825,819	-
Total	49,928,755	-	36,390,929	13,537,826
	Fair value measurement
As of December 31,	2022	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets at amortised cost
Debt financial instruments	4,496,503	4,496,503	-	-
Interbank loans	32,918	-	-	32,918
Loans and account receivable from customers	39,181,962	-	-	39,181,962
Total	43,711,383	4,496,503	-	39,214,880
Liabilities
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,086,226	-	-	14,086,226
Time deposits and other time liabilities	13,117,554	-	13,117,554	-
Interbank borrowings	8,223,783	-	8,223,783	-
Issued debt instruments	6,871,028	-	6,871,028	-
Other financial liabilities	292,995	-	292,995	-
Regulatory capital financial instruments	2,459,632	-	2,459,632	-
Total	45,051,218	-	30,964,992	14,086,226

Schedule of Financial Instruments Classified As Level 3	The table below shows the effect, at December 31, 2023 and 2022, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by a sensitivity analysis under a 1bp scenario, detailed in the following table:
As of December 31, 2023
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Financial derivatives contracts	Present Value method	Curves on TAB (1)	-	-
Debt financial instruments at FVOCI	Internal rate of return method	BR UF (2)	(28.66)	28.66
As of December 31, 2022
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Financial derivatives contracts	Present Value method	Curves on TAB (1)	(0.6)	0.6
Debt financial instruments at FVOCI	Internal rate of return method	BR UF (2)	(0.07)	0.07
(1)	TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average interest rates on 30, 90, 180 and 360 day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).
(2)	BR: “Bonos de Reconocimiento” (Recognition Bonds). The Recognition Bond is an instrument of money provided by the State of Chile to workers who joined the new pension system, which began operating since 1981.

Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3)	The following table presents the Bank’s activity for assets and liabilities measured at fair value on a recurrent basis using unobserved significant inputs (Level 3) as of December 31, 2023, 2022 and 2021:
	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2023	142,776	-
Total realized and unrealized profits (losses)
Included in statements of income	(19)	-
Included in other comprehensive income	9,352	-
Purchases, issuances, and loans (net)	(46,398)	-
Level transfer		-
As of December 31, 2023	105,711	-

Total profits or losses included in comprehensive income for 2022 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2023	(37,065)	-
	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2022	102,426	-
Total realized and unrealized profits (losses)
Included in statements of income	139,848	-
Included in other comprehensive income	(99,498)	-
Purchases, issuances, and loans (net)	-	-
Level transfer	-	-
As of December 31, 2022	142,776	-

Total profits or losses included in comprehensive income for 2022 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2022	40,350	-

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2021	77,458	2,760
Total realized and unrealized profits (losses)
Included in statements of income	(4,711)	-
Included in other comprehensive income	30,073	-
Purchases, issuances, and loans (net)	-	-
Level transfer	(394)	(2,760)
As of December 31, 2021	102,426	-

Total profits or losses included in comprehensive income for 2021 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2021	24,968	(2,760)

Schedule of Financial Instruments Subject to Compensation	The following tables show the financial instruments subject to compensation in accordance with IAS 32, for 2023 and 2022:
As of December 31, 2023
	On-balance sheet amounts with netting agreements
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remaining financial instruments not linked, nor subject to neeting agreements	Statements of Financial Position balances
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts and hedge accounting (1)	10,575,817	-	10,575,817	149,198	10,725,015
Loans and accounts receivable and interbank loans (2)	-	-	-	39,657,783	39,657,783
Total	10,575,817	-	10,575,817	39,806,981	50,382,798
Liabilities
Financial derivative contracts and hedge accounting	11,732,137	-	11,732,137	256,205	11,988,342
Investments under resale agreements	282,584	-	282,584	-	282,584
Deposits and interbank borrowings	-	-	-	40,042,267	40,042,267
Total	12,014,721	-	12,014,721	40,298,472	52,313,193
(1)	Derivatives contract have guarantees associated for Ch$2,225,820 million and Ch$839,201, respectively.
(2)	Loans and accounts receivable and interbank loans at amortised cost

As of December 31, 2022
	On-balance sheet amounts with netting agreements
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remaining financial instruments not subject to neeting agreements	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts and hedge accounting (1)	10,280,291	-	10,280,291	1,870,431	12,150,722
Loans and accounts receivable and interbank loans (2)	-	-	-	37,692,840	37,692,840
Total	10,280,291	-	10,280,291	39,563,271	49,843,562
Liabilities
Financial derivative contracts and hedge accounting	11,365,281	-	11,365,281	2,742,833	14,108,114
Investments under resale agreements	315,355	.	315,355	-	315,355
Deposits and interbank borrowings (3)	-	-	-	35,929,781	35,929,780
Total	11,680,636	-	11,680,636	38,672,614	50,353,249
(1)	Derivatives contract have guarantees associated for Ch$1,695,431 million and Ch$746,729, respectively.
(2)	Loans and accounts receivable and interbank loans at amortised cost
(3)	Include Deposits and other demand liabilities, Time deposits and other time liabilities and interbank borrowings

Schedule of Credit Exposure in its Financial Derivative Operations
	As of December 31, 2023		As of December 31, 2022
Financial derivative contracts	Assets	Liability	Assets	Liability
	MCh$	MCh$	MCh$	MCh$
Financial derivative contracts with collateral agreement threshold equal to zero	9,802,491	10,836,243	8,177,074	9,588,768
Financial derivative contracts with non-zero threshold collateral agreement	773,325	895,894	440,091	536,318
Financial derivative contracts without collateral agreement	149,199	256,205	3,533,557	3,983,028
Total	10,725,015	11,988,342	12,150,722	14,108,114